CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 828	$ 876	$ 639
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	690	677	709
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	413	362	314
Loss (gain) from disposal of assets	25	22	(46)
Undistributed income of unconsolidated subsidiaries	(44)	11	(31)
Other non cash items	196	398	537
Changes in operating assets and liabilities:
Provisions	107	79	249
Deferred income taxes	(59)	(10)	157
Trade and financing receivables related to sales, net	(658)	(1,145)	(701)
Inventories, net	(1,205)	(103)	(1,290)
Trade payables	963	(168)	1,258
Other assets and liabilities	266	(157)	370
Net cash provided (used) by operating activities	1,522	842	2,165
Investing activities:
Additions to retail receivables	(7,511)	(7,048)	(6,797)
Collections of retail receivables	6,043	6,175	6,325
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	7	97	15
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	466	412	539
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(1,227)	(1,048)	(820)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,439)	(1,186)	(1,154)
Other	(127)	1	(443)
Net cash used by investing activities	(3,788)	(2,597)	(2,335)
Financing activities:
Proceeds from long-term debt	12,464	11,364	16,708
Payments of long-term debt	(9,988)	(9,505)	(7,312)
Net increase (decrease) in other financial liabilities	514	(657)	(6,568)
Dividends paid	(368)	(616)	(11)
Other	(6)	13	(2)
Net cash provided by financing activities	2,616	599	2,815
Effect of foreign exchange rate changes on cash and cash equivalents	18		(300)
Increase (decrease) in cash and cash equivalents	368	(1,156)	2,345
Cash and cash equivalents, beginning of year	5,199	6,355	4,010
Cash and cash equivalents, end of year	$ 5,567	$ 5,199	$ 6,355